VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reserve for bad debts and allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balances at beginning of period	$ 1,357	$ 1,477	$ 1,987
Charged to costs and expenses	991	514	958
Charged to other accounts
Deductions	661	634	1,468
Balances at end of period	1,687	1,357	1,477
Valuation allowance of deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balances at beginning of period	152,115
Charged to costs and expenses	49,261	152,115
Charged to other accounts
Deductions
Balances at end of period	$ 201,376	$ 152,115